Loans (Non-Accrual and Past Due Loans and Troubled Debt Restructurings Contract Amount) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Legacy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	3	2
Non-accrual contract balance	$ 2,433,773	$ 1,694,292
Non-accrual interest not accrued	314,268	214,219
Legacy [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	2
Non-accrual contract balance	817,456
Non-accrual interest not accrued	46,627
Legacy [Member] | Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	1	1
Non-accrual contract balance	1,616,317	1,616,317
Non-accrual interest not accrued	267,641	212,484
Legacy [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers		1
Non-accrual contract balance		77,975
Non-accrual interest not accrued		1,735
Acquired [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	19	17
Non-accrual contract balance	13,224,322	12,166,461
Non-accrual interest not accrued	2,015,176	1,694,324
Acquired [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	7	7
Non-accrual contract balance	5,640,834	6,417,444
Non-accrual interest not accrued	870,081	1,164,630
Acquired [Member] | Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	3	2
Non-accrual contract balance	4,294,266	2,815,452
Non-accrual interest not accrued	705,281	255,560
Acquired [Member] | Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	6	4
Non-accrual contract balance	2,894,232	2,606,151
Non-accrual interest not accrued	388,346	241,093
Acquired [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	3	4
Non-accrual contract balance	394,990	327,414
Non-accrual interest not accrued	$ 51,468	$ 33,041
Acquired [Member] | Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	1